UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-06121

Morgan Stanley Pacific Growth Fund Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2006

Date of reporting period:	July 31, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments July 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.8%)
	Australia (10.8%)
	Apparel/Footwear
105,221	Billabong International Ltd.	$1,164,508

	Beverages: Alcoholic
302,300	Foster’s Group Ltd.	1,245,640
39,600	Lion Nathan Ltd.	238,694
104,500	McGuigan Simeon Wines Ltd.	190,487
		1,674,821
	Casino/Gaming
291,700	Tattersall’s Ltd.	623,322

	Financial Conglomerates
162,000	AMP Ltd.	1,117,923
16,150	Macquarie Bank Ltd.	765,040
		1,882,963
	Food Retail
325,000	Metcash Ltd.	975,757

	Forest Products
71,400	Great Southern Plantations Ltd.	131,791
160,500	Gunns Ltd.	319,610
		451,401
	Gas Distributors
100,450	Origin Energy Ltd.	580,857

	Hospital/Nursing Management
159,800	DCA Group Ltd.	293,738

	Industrial Conglomerates
32,700	Wesfarmers Ltd.	886,591

	Investment Trusts/Mutual Funds
137,000	Macquarie Infrastructure Group (Units)† (Stapled Securities)***	285,405

	Major Banks
51,150	Australia and New Zealand Banking Group Ltd.	989,189
9,200	Commonwealth Bank of Australia	315,673
62,500	National Australia Bank Ltd.	1,718,488
44,450	Westpac Banking Corp.	748,974
		3,772,324
	Miscellaneous Commercial Services
100,300	Brambles Industries Ltd.	834,263

	Multi-Line Insurance
87,600	Insurance Australia Group Ltd.	348,883

	Oil Refining/Marketing
41,300	Caltex Australia Ltd.	771,496

	Other Metals/Minerals
146,101	BHP Billiton Ltd.	3,107,428
11,450	Rio Tinto Ltd.	652,104
		3,759,532
	Other Transportation
119,200	Macquarie Airports (Stapled Securities)***	281,189
45,666	Sidney Roads Group*	36,025
		317,214

	Property - Casualty Insurers
48,950	QBE Insurance Group Ltd.	826,672

	Real Estate Investment Trusts
47,550	Westfield Group (Stapled Securities)***	670,101

	Total Australia	20,119,848

	China (1.7%)
	Airlines
1,036,000	Air China Ltd.	398,651

	Integrated Oil
490,000	PetroChina Co., Ltd.	555,564

	Investment Trusts/Mutual Funds
100,000	Investment Co. of China* ** (a)	0

	Life/Health Insurance
456,000	China Life Insurance Co., Ltd. (Class H)	768,773

	Major Banks
839,000	Bank of China Ltd. (Class H)*	370,355

	Multi-Line Insurance
332,000	Ping An Insurance (Group) Co. of China, Ltd. (Class H)	1,110,897

	Total China	3,204,240

	Hong Kong (6.7%)
	Agricultural Commodities/Milling
496,000	Global Bio-chem Technology Group Co., Ltd.	166,604

	Apparel/Footwear
670,000	Victory City International Holdings Ltd.	208,666

	Apparel/Footwear Retail
186,500	Esprit Holdings Ltd.	1,418,497

	Consumer Sundries
818,000	Moulin Global Eyecare Holdings Ltd.* ** (a)	0

	Electronic Equipment/Instruments
327,000	Grande Holdings Ltd. (The)	147,292

	Engineering & Construction
712,800	New World Development Co., Ltd.	1,220,061

	Industrial Conglomerates
55,000	Hutchison Whampoa Ltd.	501,847
37,000	Swire Pacific Ltd. (Class A)	384,271
		886,118
	Industrial Specialties
133,000	Kingboard Chemical Holdings Ltd.	389,399

	Major Banks
290,000	BOC Hong Kong (Holdings) Ltd.	589,681

	Property - Casualty Insurers
1,890,000	PICC Property & Casualty Company Ltd.	717,540

	Real Estate Development
55,000	Cheung Kong (Holdings) Ltd.	595,987
159,000	Great Eagle Holdings Ltd.	560,673

282,000	Hysan Development Co., Ltd.	792,981
		1,949,641
	Regional Banks
4,771,000	China Construction Bank (Class H)	2,087,616
18,000	Dah Sing Financial Group	150,342
		2,237,958
	Tools/Hardware
300,000	Techtronic Industries Co., Ltd.	403,845

	Wireless Telecommunications
338,000	China Mobile Ltd.	2,177,123

	Total Hong Kong	12,512,425

	India (2.5%)
	Electrical Products
79,700	Bharat Heavy Electricals Ltd.	3,502,362

	Motor Vehicles
38,800	Hero Honda Motors Ltd.*	584,169

	Regional Banks
271,600	Union Bank of India Ltd.** (a)	635,875

	Total India	4,722,406

	Indonesia (1.8%)
	Gas Distributors
385,500	PT Perusahaan Gas Negara	499,605

	Major Telecommunications
603,000	PT Telekomunkasi Indonesia Tbk (Series B)	493,394

	Real Estate Development
22,991,000	PT Kawasan Industri Jababeka Tbk	328,263

	Regional Banks
1,287,000	PT Bank Central Asia Tbk	590,140
1,993,000	PT Bank Rakyat Indonesia	935,758
		1,525,898
	Specialty Stores
1,942,100	PT Mitra Adiperkasa Tbk	177,039

	Trucks/Construction/Farm Machinery
527,500	PT United Tractors Tbk	324,437

	Total Indonesia	3,348,636

	Japan (54.8%)
	Auto Parts: O.E.M.
53,900	NIFCO Inc.	1,048,473
15,000	Toyoda Gosei Co., Ltd.	314,027
		1,362,500
	Building Products
129,000	Nippon Sheet Glass Company, Ltd.	621,144
152,000	Sanwa Shutter Corp.	800,837
		1,421,981
	Chemicals: Major Diversified
235,500	Mitsubishi Chemical Holdings Corp.	1,481,119

	Chemicals: Specialty
200,000	Daicel Chemical Industries, Ltd.	1,474,180
349,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,406,472
157,000	Kaneka Corp.	1,403,742
80,200	Shin-Etsu Polymer Co., Ltd.	1,259,946
		5,544,340

	Commercial Printing/Forms
89,000	Dai Nippon Printing Co., Ltd.	1,402,076
17,600	Nissha Printing Co., Ltd.	660,154
		2,062,230
	Computer Peripherals
96,500	Mitsumi Electric Co., Ltd.	1,145,643

	Computer Processing Hardware
345,000	Fujitsu Ltd.	2,675,375

	Electric Utilities
43,400	Tokyo Electric Power Co., Inc.	1,166,015

	Electrical Products
312,000	Furukawa Electric Co., Ltd.	2,016,678

	Electronic Components
23,800	TDK Corp.	1,860,154

	Electronic Distributors
35,800	Ryosan Co., Ltd.	943,091

	Electronic Equipment/Instruments
73,000	Canon Inc.	3,508,636
97,200	Casio Computer Co., Ltd.	1,920,429
26,900	Kyocera Corp.	2,203,341
156,000	Matsushita Electric Industrial Co., Ltd.	3,245,464
385,000	NEC Corp.	2,129,187
126,000	Ricoh Co., Ltd.	2,538,904
413,000	Toshiba Corp.	2,669,513
		18,215,474
	Electronics/Appliances
56,200	Fuji Photo Film Co., Ltd.	1,892,289
22,400	Rinnai Corp.	556,874
42,700	Sony Corp.	1,966,643
		4,415,806
	Engineering & Construction
66,000	Kyudenko Corp.	360,973
64,000	Maeda Road Construction Co., Ltd.	466,155
192,000	Obayashi Corp.	1,241,033
34,000	Sanki Engineering Co., Ltd.	215,318
		2,283,479
	Finance/Rental/Leasing
63,400	Hitachi Capital Corp.	1,082,844

	Food Retail
51,200	FamilyMart Co., Ltd.	1,545,290

	Food: Meat/Fish/Dairy
88,000	Nippon Meat Packers, Inc.	1,035,520

	Food: Specialty/Candy
38,700	House Foods Corp.	580,297

	Home Building
191,000	Sekisui Chemical Co., Ltd.	1,651,090
107,000	Sekisui House, Ltd.	1,515,771
		3,166,861
	Industrial Conglomerates
312,000	Hitachi, Ltd.	1,997,627

	Industrial Machinery
147,000	Amada Co., Ltd.	1,560,529
92,000	Daifuku Co., Ltd.	1,287,230

64,100	Daikin Industries, Ltd.	2,068,824
36,800	Fuji Machine Mfg. Co., Ltd.	841,033
75,000	Fujitec Co., Ltd.	479,545
487,000	Mitsubishi Heavy Industries, Ltd.	1,992,350
197,000	Tsubakimoto Chain Co.	1,161,654
		9,391,165
	Industrial Specialties
43,000	Lintec Corp.	1,076,500
121,000	Toyo Ink Mfg. Co., Ltd.	509,796
		1,586,296
	Major Telecommunications
276	Nippon Telegraph & Telephone Corp.	1,442,114

	Metal Fabrications
175,000	Minebea Co., Ltd.	889,960

	Miscellaneous Manufacturing
79,500	Kurita Water Industries Ltd.	1,484,037

	Motor Vehicles
272,600	Nissan Motor Co., Ltd.	2,939,058
93,100	Suzuki Motor Corp.	2,277,961
70,400	Toyota Motor Corp.	3,721,424
68,300	Yamaha Motor Co., Ltd.	1,778,398
		10,716,841
	Movies/Entertainment
27,900	TOHO Co., Ltd.	582,872

	Pharmaceuticals: Other
50,700	Astellas Pharma Inc.	2,016,678
75,700	Daiichi Sankyo Co., Ltd.	2,080,033
32,900	Ono Pharmaceutical Co., Ltd.	1,615,727
		5,712,438
	Railroads
197	East Japan Railway Co.	1,465,815

	Recreational Products
17,300	Nintendo Co., Ltd.	3,230,923
87,400	Yamaha Corp.	1,696,310
		4,927,233
	Semiconductors
14,300	Rohm Co., Ltd.	1,216,199

	Steel
204,000	Nippon Steel Corp.	793,650

	Textiles
63,000	Nisshinbo Industries, Inc.	667,149
231,000	Teijin Ltd.	1,301,692
		1,968,841
	Wholesale Distributors
20,300	Hitachi High-Technologies Corp.	593,205
134,000	Mitsubishi Corp.	2,746,860
71,000	Nagase & Co., Ltd.	864,585
		4,204,650

	Total Japan	102,384,435

	Malaysia (0.7%)
	Electric Utilities
184,000	Tenaga Nasional Berhad	460,126

	Engineering & Construction
428,000	Gamuda Berhad	409,401
287,800	Road Builder (M) Holdings Berhad	175,401
		584,802

	Real Estate Development
623,800	Bandar Raya Developments Berhad	197,761

	Total Malaysia	1,242,689

	Pakistan (0.5%)
	Major Banks
107,320	National Bank of Pakistan	400,960

	Major Telecommunications
365,800	Pakistan Telecommunication Co. Ltd.	252,537

	Oil & Gas Production
161,800	Oil & Gas Development Co. Ltd.	385,391

	Total Pakistan	1,038,888

	Singapore (3.1%)
	Electronic Components
394,000	UniSteel Technology Ltd.	496,460

	Major Banks
57,000	DBS Group Holdings Ltd.	653,264
137,600	Oversea-Chinese Banking Corp., Ltd.	553,258
		1,206,522
	Publishing: Newspapers
96,000	Singapore Press Holdings Ltd.	237,067

	Real Estate Development
330,000	Capitaland Ltd.	856,709
55,000	City Developments Ltd.	311,689
491,000	United Industrial Corp., Ltd.	444,583
		1,612,981
	Real Estate Investment Trusts
349,000	CDL Hospitality Trusts*	201,096
637,000	Suntec Real Estate Investment Trust	504,179
		705,275
	Regional Banks
99,000	United Overseas Bank Ltd.	977,902

	Semiconductors
311,000	Chartered Semiconductor Manufacturing Ltd.*	212,677

	Trucks/Construction/Farm Machinery
136,000	SembCorp Industries Ltd.	292,788

	Total Singapore	5,741,672

	South Korea (7.6%)
	Advertising/Marketing Services
2,414	Cheil Communications, Inc.	485,024

	Apparel/Footwear
11,490	Cheil Industries Inc.	422,037

	Beverages: Alcoholic
5,660	Hite Brewery Co., Ltd.	672,258

	Department Stores
1,278	Lotte Shipping Co., Ltd.	438,661
581	Shinsegae Co., Ltd.	286,974
		725,635
	Electronic Distributors
16,550	LG Philips LCD Co., Ltd.*	582,783

	Electronics/Appliances
17,820	Woongjin Coway Co., Ltd.	399,067

	Engineering & Construction
12,950	Doosan Heavy Industries and Construction Co., Ltd.	485,151
10,310	GS Engineering & Construction Corp.	690,498
		1,175,649
	Financial Conglomerates
10,650	GS Holdings Corp.	368,894
16,290	Shinhan Financial Group Co., Ltd.	801,203
		1,170,097
	Food: Specialty/Candy
2,126	Orion Corp.	533,947

	Internet Software/Services
4,650	CDNetworks Co., Ltd.*	174,691
7,620	NHN Corp.*	846,844
		1,021,535
	Major Banks
9,070	Kookmin Bank	791,584

	Motor Vehicles
3,690	Hyundai Motor Co.	282,272

	Oil Refining/Marketing
9,680	SK Corp.	677,681

	Other Metals/Minerals
6,990	Korea Zinc Co., Ltd.	619,562

	Property - Casualty Insurers
3,690	Samsung Fire & Marine Insurance Co., Ltd.	498,127

	Semiconductors
8,820	Hynix Semiconductor Inc.*	299,969
1,521	Samsung Electronics Co., Ltd.	967,735
		1,267,704
	Telecommunication Equipment
36,210	LG Telecom Ltd.*	392,187

	Tobacco
5,020	KT&G Corp.	302,587

	Trucks/Construction/Farm Machinery
19,760	Doosan Infracore Co., Ltd.	323,612
7,980	Hyundai Heavy Industries Co., Ltd.	943,638
3,814	Hyundai Mipo Dockyard Co., Ltd.	358,411
		1,625,661
	Wireless Telecommunications
2,980	SK Telecom Co., Ltd.	619,014

	Total South Korea	14,264,411

	Taiwan (7.2%)
	Computer Peripherals
110,618	Hon Hai Precision Industry Co., Ltd.	655,164

	Computer Processing Hardware
15,600	High Tech Computer Corp.	346,720
359,268	Wistron Corp.	376,214
		722,934
	Electronic Components
235,000	Everlight Electronics Co., Ltd.	601,939
200,000	Transcend Information Inc.	445,123

170,000	Tripod Technology Corp.	521,600
335,000	Unimicron Technology Corp.	409,098
1,100	Wintek Corp.	1,004
		1,978,764
	Electronic Equipment/Instruments
711,229	Delta Electronics, Inc.	1,917,311

	Electronics/Appliance Stores
76,844	Largan Precision Co., Ltd.	1,618,756

	Electronics/Appliances
200,001	Tsann Kuen Enterprise Co., Ltd.	254,008

	Financial Conglomerates
269,000	Cathay Financial Holding Co., Ltd.	574,874
196,670	Fubon Financial Holding Co., Ltd.	155,511
1,078,175	Shin Kong Financial Holding Co., Ltd.	1,120,802
1,001,536	Taishin Financial Holdings Co., Ltd.	550,379
		2,401,566
	Miscellaneous Manufacturing
57,000	Catcher Technology Co., Ltd.	582,964
1,000	Silitech Technology Corp.	5,953
		588,917
	Regional Banks
1,781,000	Chang Hwa Commercial Bank	1,141,841
506,000	Chinatrust Financial Holding Co., Ltd.	393,925
		1,535,766
	Semiconductors
175,309	Epistar Corp.	504,170
117,000	MediaTek Inc.	1,066,234
17,758	Novatek Microelectronics Corp., Ltd.	87,286
281,000	Powerchip Semiconductor Corp.*	184,445
		1,842,135

	Total Taiwan	13,515,321

	Thailand (1.4%)
	Engineering & Construction
900,600	Italian-Thai Development PCL (Alien Shares)	124,852

	Food Retail
1,240,000	C.P. 7-Eleven PCL (Alien Shares)	222,656

	Home Building
506,600	Land & Houses PCL (Alien Shares)	99,661

	Major Banks
216,700	Kasikornbank PCL (Alien Shares)	366,221

	Oil & Gas Production
90,000	PTT Exploration and Production PCL (Alien Shares)	278,057

	Oil Refining/Marketing
65,300	PTT PCL (Alien Shares)	406,940

	Regional Banks
108,000	Bangkok Bank PCL (Alien Shares)	302,297
242,900	Siam Commercial Bank PCL (Alien Shares)	368,808
		671,105
	Specialty Telecommunications
564,500	True Corp. PCL (Alien Shares)*	134,902

	Wireless Telecommunications
115,800	Advanced Info Service PCL (Alien Shares)	269,089

	Total Thailand	2,573,483

	TOTAL COMMON STOCKS
	(Cost $149,683,184)	184,668,454

	PREFERRED STOCKS (0.7%)
	South Korea
	Motor Vehicles
7,330	Hyundai Motor Co., Ltd.	352,079

	Semiconductors
1,843	Samsung Electronics Co., Ltd.	876,563

	TOTAL PREFERRED STOCKS
	(Cost $606,978)	1,228,642

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (0.5%)
	REPURCHASE AGREEMENT
$987	Joint repurchase agreement account 5.27%
	due 08/01/06 (dated 7/31/06;
	proceeds $987,144) (b) (Cost $987,000)		987,000

	TOTAL INVESTMENTS
	(Cost $151,277,162) (c)	100.0%	186,884,096
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(37,922)
	NET ASSETS	100.0%	$186,846,174

*	Non-income producing security.
**	Resale is restricted to qualified institutional investor.
***	Comprised of securities in separate entities that are traded as a single stapled security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)

Securities with total market value equal to $635,875 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $46,995,166 and the aggregate gross unrealized depreciation is $11,388,232, resulting in net unrealized appreciation of $35,606,934.

Forward Foreign Currency Contracts Open at July 31, 2006:

CONTRACTS		IN EXCHANGE		DELIVERY	UNREALIZED
TO DELIVER		FOR		DATE	APPRECIATION

	$1,136	SGD	1,796	8/1/2006	$2
HKD	474,427	$61,035		8/1/2006	2
	$6,822	SGD	10,778	8/2/2006	5
Total Unrealized Appreciation
					$9

Currency Abbreviations:

HKD                    Hong Kong Dollar.

SGD                     Singapore Dollar.

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments         July 31, 2006 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Electronic Equipment/Instruments	$20,280,077	10.8%
Motor Vehicles	11,935,361	6.4
Industrial Machinery	9,391,165	5.0
Regional Banks	7,584,504	4.0
Major Banks	7,497,647	4.0
Pharmaceuticals: Other	5,712,438	3.0
Chemicals: Specialty	5,544,340	3.0
Electrical Products	5,519,040	3.0
Financial Conglomerates	5,454,626	2.9
Semiconductors	5,415,278	2.9
Engineering & Construction	5,388,843	2.9
Electronics/Appliances	5,068,881	2.7
Recreational Products	4,927,233	2.6
Other Metals/Minerals	4,379,094	2.3
Electronic Components	4,335,378	2.3
Wholesale Distributors	4,204,650	2.2
Real Estate Development	4,088,646	2.2
Industrial Conglomerates	3,770,336	2.0
Computer Processing Hardware	3,398,309	1.8
Home Building	3,266,522	1.7
Wireless Telecommunications	3,065,226	1.6
Food Retail	2,743,703	1.5
Beverages: Alcoholic	2,347,079	1.3
Trucks/Construction/Farm Machinery	2,242,886	1.2
Major Telecommunications	2,188,045	1.2
Miscellaneous Manufacturing	2,072,954	1.1
Commercial Printing/Forms	2,062,230	1.1
Property - Casualty Insurers	2,042,339	1.1
Industrial Specialties	1,975,695	1.1
Textiles	1,968,841	1.1
Oil Refining/Marketing	1,856,117	1.0
Computer Peripherals	1,800,807	1.0
Apparel/Footwear	1,795,211	1.0
Electric Utilities	1,626,141	0.9
Electronics/Appliance Stores	1,618,756	0.9
Electronic Distributors	1,525,874	0.8
Chemicals: Major Diversified	1,481,119	0.8
Railroads	1,465,815	0.8
Multi-Line Insurance	1,459,780	0.8
Building Products	1,421,981	0.8
Apparel/Footwear Retail	1,418,497	0.8
Real Estate Investment Trusts	1,375,376	0.7
Auto Parts: O.E.M.	1,362,500	0.7
Food: Specialty/Candy	1,114,244	0.6
Finance/Rental/Leasing	1,082,844	0.6
Gas Distributors	1,080,462	0.6
Food: Meat/Fish/Dairy	1,035,520	0.6
Internet Software/Services	1,021,535	0.5

Repurchase Agreement	987,000		0.5
Metal Fabrications	889,960		0.5
Miscellaneous Commercial Services	834,263		0.4
Steel	793,650		0.4
Life/Health Insurance	768,773		0.4
Department Stores	725,635		0.4
Oil & Gas Production	663,448		0.3
Casino/Gaming	623,322		0.3
Movies/Entertainment	582,872		0.3
Integrated Oil	555,564		0.3
Advertising/Marketing Services	485,024		0.3
Forest Products	451,401		0.2
Tools/Hardware	403,845		0.2
Airlines	398,651		0.2
Telecommunication Equipment	392,187		0.2
Other Transportation	317,214		0.2
Tobacco	302,587		0.2
Hospital/Nursing Management	293,738		0.2
Investment Trusts/Mutual Funds	285,405		0.2
Publishing: Newspapers	237,067		0.1
Specialty Stores	177,039		0.1
Agricultural Commodities/Milling	166,604		0.1
Specialty Telecommunications	134,902		0.1

	$186,884,096	*	100.0%

*              Does not include outstanding forward foreign currency contracts with net unrealized appreciation of $9.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006